Financial Expenses, Net (Tables)	12 Months Ended
Dec. 31, 2025
Financial Expenses, Net [Abstract]
Schedule of Financial Expenses, Net
	For the Year Ended December 31,
	2025	2024
	New Israeli Shekels
Interest expenses to related parties	186,420	117,559
Interest income from loans granted	(18,913)	(34,355)
Foreign exchange differences	(5,661)	(281)
Others and banks fees	1,018	11,457
Total	162,864	94,380